Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(loss) per share
Schedule of earnings/(loss) and number of shares used in basic and diluted loss per share computations

	2023	2022	2021
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	46,115	7,303	(117,455)

Weighted average number of ordinary shares for basic earnings per share	197,396,864	197,971,371	183,521,938
Weighted average number of ordinary shares for diluted earnings per share	200,312,250	197,971,371	183,521,938

Earnings per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - basic	0.23	0.04	(0.64)
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - diluted	0.23	0.04	(0.64)

Schedule of reconciliations of weighted average number of ordinary shares.

The reconciliations of the weighted-average numbers of ordinary shares for basic and diluted earnings per share for each of the years ended December 31, 2021, 2022 and 2023 are presented below:

	2023	2022	2021
Weighted-average number of ordinary shares (basic) at 31 December	197,396,864	197,971,371	183,521,938
Effect of issue of ordinary shares related to Cubic Games Ltd put option	878,969	—	—
Effect of share options to be issued	2,036,417	—	—
Weighted-average number of ordinary shares (diluted) at 31 December	200,312,250	197,971,371	183,521,938